STOCK BASED AWARDS (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 06, 2018	Dec. 29, 2017	Sep. 30, 2018	Sep. 30, 2018	Dec. 31, 2017
Fair value of options granted				$ 1,299,862	$ 0
Weighted Average Remaining Contractual Life (years)				2 years 2 months 30 days	4 years 11 months 23 days
Equity Incentive Plan [Member]
Common stock available for grant		5,000,000
Equity incentive plan, description		The Plan will continue in effect until its termination by the Committee; provided, however, that all Awards must be granted, if at all, within ten (10) years from the Effective Date
Unvested Stock Option [Member]
Unrecognized fair value of compensation cost			$ 909,726	$ 909,726
Weighted Average Remaining Contractual Life (years)				9 years 6 months 7 days
Equity Option [Member]
Aggregate intrinsic value			0	$ 0
Compensation expense			$ 76,407	$ 390,136
Weighted Average Remaining Contractual Life (years)				9 years 6 months 7 days
Restricted Common Stock [Member]
Restricted shares of common stock	371,250
Shares/options issued, price per share	$ 0.74
Awarded vesting period	4 years
Nonstatutory Stock Options [Member]
Stock options awarded shares	1,251,700
Shares/options issued, price per share	$ 0.74
Awarded vesting period	4 years
Term of exercise period	10 years
Incentive Stock Options [Member]
Stock options awarded shares	932,750
Shares/options issued, price per share	$ 0.74
Awarded vesting period	4 years
Term of exercise period	10 years
Restricted Stock [Member]
Restricted shares of common stock			23,125	170,663
Compensation expense			$ 147,538	$ 147,538